Condensed Financial Information of the Parent Company Only (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income
Interest and dividends received from subsidiaries	$ 11,230	$ 11,298	$ 11,592	$ 11,545	$ 12,020	$ 12,151	$ 12,297	$ 12,646	$ 45,665	$ 49,114	$ 53,469
Expenses
Interest on subordinated notes									1,284	1,381	1,301
Other									3,632	4,403	3,691
Income tax benefit	(903)	(771)	(810)	62	(819)	704	(277)	(154)	(2,422)	(546)	(591)
Net income	1,729	1,569	1,812	(136)	2,203	(1,572)	740	1,451	4,974	2,822	2,857
Hawthorn Bancshares, Inc.
Income
Interest and dividends received from subsidiaries									15,039	4,596	5,191
Total income									15,039	4,596	5,191
Expenses
Interest on subordinated notes									1,284	1,381	1,301
Other									1,778	2,889	2,605
Total expenses									3,062	4,270	3,906
Income before income tax benefit and equity in undistributed income of subsidiaries									11,977	326	1,285
Income tax benefit									1,126	2,257	1,368
Equity in undistributed (losses) income of subsidiaries									(8,129)	239	204
Net income									$ 4,974	$ 2,822	$ 2,857